Item G.1.a.ii. Provision of financial support. If the Registrant responded "YES" to Item B.14., provide the following information (unless the Registrant is a Money Market Fund):

(a)	Description of nature of support: cash investment

(b)	Person providing support: Pacific Life Insurance Company

(c)	Brief description of relationship between the person providing support and the Registrant: Pacific Life Insurance Company is the Administrator of the Registrant

(d)	Date support provided: June 11, 2018

(e)	Amount of support. Ten million dollars

(f)

Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI). Not applicable

(g)	Value of security supported on date support was initiated (if applicable). Not applicable

(h)	Brief description of reason for support. To continue the existence of the Fund following the withdrawal of all other investors from the Fund.

(i)	Term of support. None

(j)	Brief description of any contractual restrictions relating to support. None